STOCKHOLDERS' DEFICIT (Tables)	9 Months Ended
Sep. 30, 2016
Warrant [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Assumptions used in calculating the fair value of the warrants upon issuance were as follows:

Inputs Used
Annual dividend yield	$-
Expected life (years)	3.00
Risk-free interest rate	0.86%
Expected volatility	102.59%
Common stock price	$0.10